Reporting Entity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IsoEnergy Ltd. [member]
Disclosure of reporting entity [line items]
Proportion of ownership interest in subsidiary	50.10%	50.50%